Tradr 2X Long Triple Q Weekly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$4,166,027
TOTAL NET ASSETS — 100.0%	$4,166,027

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Invesco QQQ Trust, Series 1	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	$2,745,699	$-	$333,199
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	10/22/25	3,772,461	-	717,821
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	1/13/26	1,945,635	-	(58,896)
TOTAL EQUITY SWAP CONTRACTS								$992,124

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.